Other (Income)/Deductions - Net - Footnotes - Asset Disposals and Investments in Equity Securities (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 01, 2018	Dec. 31, 2017	Jul. 02, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 10, 2017	Jun. 30, 2017
Investment Holdings [Line Items]
Gain on sale of property					$ 60	$ 52
Unrealized gain on equity securities				$ 429	477
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Investment Holdings [Line Items]
Gain on sale of property						$ (81)
Equity method investment, ownership percentage		49.00%				49.00%	49.00%
Loss on disposal of equity method investment		$ 81
Laboratorio Teuto Brasilero [Member]
Investment Holdings [Line Items]
Equity method investment, ownership percentage		40.00%				40.00%		40.00%
Loss on disposal of equity method investment			$ 30			$ 30
Cortexyme, Inc. [Member]
Investment Holdings [Line Items]
Unrealized gain on equity securities				$ 295
Allogene [Member]
Investment Holdings [Line Items]
Unrealized gain on equity securities					$ 466
Laboratorio Teuto Brasilero [Member]
Investment Holdings [Line Items]
Noncontrolling interest, ownership percentage by parent		60.00%				60.00%
Accounting Standards Update 2016-01 [Member]
Investment Holdings [Line Items]
Unrealized gain on equity securities	$ 477